TRADE AND OTHER ACCOUNTS PAYABLES (Details 3) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Liabilities accrued:
Accrued personnel expenses		$ 116,242	$ 125,246
Aircraft and engine maintenance		170,731	92,711
Accounts payable to personnel	[1]	81,222	99,862
Others accrued liabilities		26,132	28,182
Total accrued liabilities		$ 394,327	$ 346,001

[1]	Profits and bonds participation (Note 23 letter b).